Accounts Receivable, Net Of Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable

Accounts receivable consist of the following:

	December 31,
	2012	2013
	RMB	RMB

Accounts receivable due from:
Banks	770	1,182
Social security bureaux	100,249	112,884
Non-retail customers	14,229	18,105

	115,248	132,171
Less: allowance for doubtful accounts	(647)	(187)

Accounts receivable, net	114,601	131,984

Allowance for Doubtful Accounts

The following table presents the movement of allowance for doubtful accounts for the years ended December 31, 2011, 2012 and 2013.

	December 31,
	2011	2012	2013
	RMB	RMB	RMB

Balance at the beginning of the year	156	—	647
Provision for the year	—	2,276	140
Reversal of bad debt expense	—	—	—
Write-off of accounts receivable	(156)	(1,629)	(600)

Balance at the end of the year	—	647	187